Debt and Interest Expense - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Mar. 31, 2014
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity	$ 1,200,000,000.0
Facility, expandable maximum borrowing capacity	$ 1,500,000,000.0
Facility, interest rate at period end	1.73%	1.47%
Facility, fee rate	0.20%	0.20%
Facility, outstanding borrowings	$ 300,000,000
Outstanding letters of credit	6,400,000
Facility, available borrowing capacity	$ 893,600,000
Facility, expiration date	Feb. 26, 2019
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added	1.00%
Revolving Credit Facility [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added	0.50%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, fee rate	0.15%
Revolving Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added	0.975%
Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added	0.00%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, fee rate	0.30%
Revolving Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Applicable margin added	1.45%
Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin added	0.45%
Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Fixed interest rate	5.375%
Debt instrument, maturity date	Jun. 01, 2021
Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Fixed interest rate	4.00%
Debt instrument, maturity date	Jul. 01, 2022
Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Fixed interest rate	2.60%
Offering percent				100.857%
Effective interest rate	2.743%
Underwriting discount		$ 600,000
Debt instrument, maturity date	Aug. 15, 2018
Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Fixed interest rate	5.45%
Offering percent				98.443%
Effective interest rate	5.633%
Underwriting discount		$ 3,500,000
Debt instrument, maturity date	Apr. 01, 2044
Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Fixed interest rate	3.95%
Offering percent			98.789%
Effective interest rate	4.205%
Underwriting discount	$ 3,300,000
Debt instrument, maturity date	Jun. 01, 2025